NOTE 5. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2022
Related Party Transaction [Line Items]
General and Administrative Expense	$ 7,134,472	$ 1,916,196	$ 11,315,716	$ 5,571,086	$ 7,814,809	$ 5,318,338
Loans and Leases Receivable, Related Parties	$ 45,263		$ 45,263		$ 41,307	759
Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense						2,167,052
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]							2.75%
Development Fees Paid To Manager [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
[custom:RelatedPartyTransactionsPaymentsToRelatedParties-0]						6,915,000
General and Administrative Expense						1,063,000
Commission Override Fees To Related Party [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense						48,000
Asset Management Fees Expense To Manager [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense						332,000
Commission Overide Fees [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties						75,000
Asset Management Fees [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties						$ 497,000
Fees Earned On Loan Gauarantee [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
[custom:DebtInstrumentBasisSpreadOnVariableRate-0]						1.50%
Loan Guarantee Fees To Related Parties [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
Interest Expense, Operating and Nonoperating						$ 1,260,000
Amounts Due To Gaurantors [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties						1,057,000
Administration Service Fees To Affiliate [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
General and Administrative Expense						1,083,000
Accounts Payable And Accrued Liabilities Related Party [Member] | Block 40 L L C 2023 [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties						$ 497,000